ADVANCE TO VENDORS	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
ADVANCE TO VENDORS.
ADVANCE TO VENDORS	NOTE 4 — ADVANCES TO VENDORS Advance to vendors consisted of prepayments for technical service and IT equipment.

NOTE 5 — ADVANCE TO VENDORS

Advance to vendors consisted of the following as of September 30, 2024 and 2023:

	2024	2023
Prepayments for technical service and IT equipment	$1,124,030	$1,057,682